Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current liabilities
Schedule of other non current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	181,926
Asset retirement obligations	3,773	3,958
Others	8,889	8,568
Total	141,763	194,452